Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2021	2022	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100	b)
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	56	56	c)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	51	37	d)
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2021	2022	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identity services	77	73	e)
	International Integrated Systems, Inc. (“IISI”)	IT solution provider, IT application consultation, system integration and package solution	51	51	f)
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	100	g)
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	96	96
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	100
Aval Technologies Co., Ltd.	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	100	100
Senyoung Insurance Agent Co., Ltd.	Senaolife Insurance Agent Co., Ltd. (“Senaolife”)	Life insurance services	100	100	h)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49	i)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	j)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100	k)
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100	l)
	TestPro Investment Co., Ltd. (“TestPro”)	Investment	—	100	m)

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2021	2022	Note
TestPro Investment Co., Ltd.	NavCore Tech. Co., Ltd. (“NavCore”)	Sale and manufacturing of smart equipment, smart factory software and hardware integration and technical consulting service	—	54	n)
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	100	o)
Senao International HK Limited	Senao International Trading (Shanghai) Co., Ltd. (“SITS”)	Sale of information and communication technologies products	—	—	p)
Prime Asia Investments Group Ltd.	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd.	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	100	—	q)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	100	100	r)
International Integrated Systems, Inc.	Infoexplorer International Co., Ltd.(“IESA”)	Investment	100	100	s)
	IISI Investment Co., Ltd. (“IICL”)	Investment	100	—	t)
	Unitronics Technology Corp. (“UTC”)	Development and maintenance of information system	99.96	99.96
Infoexplorer International Co., Ltd.	International Integrated Systems (Hong Kong) Limited (“IEHK”)	Investment and technical consulting service	100	100	s)
IISI Investment Co., Ltd.	Leading Tech Co., Ltd. (“LTCL”)	Investment	100	—	t)
Leading Tech Co., Ltd.	Leading Systems Co., Ltd. (“LSCL”)	Investment	100	—	t)
Leading Systems Co., Ltd.	International Integrated Systems Inc. (Shanghai) (“IISS”)	Development and maintenance of information system	—	—	u)

(Concluded)

a)
Chunghwa continues to control seven out of thirteen seats of the Board of Directors of SENAO through the support of large beneficial stockholders. As a result, the Company treated SENAO as a subsidiary.
b)
DHT reduced and returned its capital to its stakeholders in March 2021. The Company’s ownership interest in DHT remained the same.
c)
CHIEF issued new shares in March 2021, December 2021, March 2022 and December 2022 as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased to 58.89% and 58.67% as of December 31, 2021 and 2022, respectively.
d)
Chunghwa did not participate in the capital increase of CHST in November 2022. Therefore, the Company’s ownership interest in CHST decreased to 37.09% as of December 31, 2022. However, Chunghwa continues to control three out of five seats of the Board of Directors of CHST. As a result, the Company treated CHST as a subsidiary.
e)
CHTSC issued new shares in February 2021, February 2022 and May 2022 as its employees exercised options. Therefore, the Company’s ownership interest in CHTSC decreased to 77.46% and 73.09% as of December 31, 2021 and 2022, respectively.
f)
IISI issued new shares in April 2020, as its employees exercised options; therefore, the Company’s ownership interest in IISI decreased to 31.16% as of June 30, 2020. Chunghwa obtained 20.38% ownership interest in IISI in July 2020 and Chunghwa’s ownership interest in
IISI increased to 51.54% by considering the previously held ownership interest in IISI. Chunghwa obtained over half of the seats of the Board of Directors of IISI; therefore, Chunghwa gained control over IISI and treated it as a subsidiary. As the business combination was achieved in stages, the Company remeasured the previously held equity interest of IISI and recognized gain on disposal of $1 million under “other gains and losses” on the consolidated statements of comprehensive income. The Company treated IISI as a subsidiary starting from the acquisition date and included IISI and its subsidiaries in the consolidated financial statements. Please refer to Note 14(c). IISI issued new shares in January 2021 as its employees exercised options. Therefore, the Company’s ownership interest in IISI decreased to 51.02%.
g)
SIS reduced and returned its capital to its stakeholders in November 2020 and July 2021. SIS reduced 8.14%, 48.15% and 96.26% of its capital to offset accumulated deficits in February 2021, October 2021 and November 2022, respectively. The Company’s ownership interest in SIS remained the same.
h)
In order to coordinate with financial planning and adjustment of organizational resources, the Board of Directors of SENYOUNG approved the merger with Senaolife. Senaolife will be the dissolved company. In January 2023, the Board of Directors of SENYOUNG approved the merger completion date as March 1, 2023.
i)
CHIEF has two out of three seats of the Board of Directors of SCT according to the mutual agreements among stockholders and gained control over SCT; hence, SCT is deemed as a subsidiary of the Company.
j)
Though the Company’s ownership interest in CHPT is less than 50%, the management considered the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders and concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.
k)
CHPT increased its investment in CHPT (US) proportionally in August 2021 and the Company’s ownership interest in CHPT (US) remained the same.
l)
CHPT increased its investment in CHPT (International) proportionally in April 2021 and the Company’s ownership interest in CHPT (International) remained the same.
m)
CHPT invested and established TestPro in March 2022. CHPT obtained 100% ownership interest of TestPro.
n)
TestPro invested and established NavCore in May 2022. TestPro obtained 54.25% ownership interest of NavCore.
o)
SIHK reduced and returned its capital to its stakeholders in November 2020 and May 2021. SIHK reduced 8.15% and 47.79% of its capital to offset accumulated deficits in January and August 2021, respectively. The Company’s ownership interest in SIHK remained the same. SIHK was approved to end and dissolve its business in August 2022. The liquidation of SIHK is still in process.
p)
SITS completed its liquidation in April 2021.
q)
CTC completed its liquidation in October 2022.
r)
CHPT (International) increased its investment in SZPT proportionally in July 2021. The Company’s ownership interest in SZPT remained the same.
s)
The Board of Directors of IISI approved to end and dissolve the business of IESA and IEHK. The liquidation of IESA and IEHK is still in process.
t)
IICL, LTCL and LSCL completed the cancellation of registration in September 2022.
u)
IISS completed its liquidation in August 2021.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2020, 2021 and 2022 was as follows:

	Year Ended December 31, 2020
	CHIEF Share-Based Payment	SENAO Not Proportionately Participating in the Capital Increase of Youth	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$75	$—	$7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(49)	—	(7)
Differences arising from equity transactions	$26	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$26	$—	$—

	Year Ended December 31, 2021
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$29	$21	$4
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(19)	(1)
Differences arising from equity transactions	$12	$2	$3

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$12	$2	$3

	Year Ended December 31, 2022
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	Chunghwa Not Proportionately Participating in the Capital Increase of CHST
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$39	$35	$15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(30)	(10)
Differences arising from equity transactions	$22	$5	$5

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$22	$5	$5

Summary of Assets Acquired and Liabilities Assumed
2)
Assets acquired and liabilities assumed at acquisition date

IISI and Its Subsidiaries
Current assets
Cash and cash equivalents	$588
Contract assets	583
Trade notes and accounts receivable	165
Inventories	141
Prepayments	114
Other current monetary assets	114
Other current assets	75
Noncurrent assets
Property, plant and equipment	48
Right-of-use assets	70
Intangible assets	12
Deferred income tax assets	6
Other noncurrent assets	102
Current liabilities
Short-term loans	(4)
Contract liabilities	(334)
Trade notes and accounts payable	(257)
Current tax liabilities	(19)
Lease liabilities	(26)
Other payables	(266)
Provisions	(15)
Other current liabilities	(30)
Noncurrent liabilities
Deferred income tax liabilities	(3)
Lease liabilities	(45)
Net defined benefit liabilities	(32)
Other noncurrent liabilities	(5)
$982

Summary of Goodwill Arising from Acquisition
3)
Goodwill arising from acquisition

IISI and Its Subsidiaries
Consideration transferred	$234
Add: Fair value of equity interest held before the acquisition date	327
Add: Noncontrolling interest (48.46% of the identifiable net assets of IISI and its subsidiaries)	476
Less: Fair value of identifiable net assets acquired	(982)
Goodwill arising from acquisition	$55

Disclosure Of Net Cash Inflow On Acquisition Of Subsidiaries Explanatory	4) Net cash inflow on acquisition of subsidiaries

IISI and Its Subsidiaries
Cash and cash equivalents acquired	$588
Less: Consideration paid in cash	(234)
$354

Summary of Impact of Acquisition on Financial Results of Company
5)
Impact of acquisition on the financial results of the Company

The financial results of the acquiree since the acquisition date to December 31, 2020 included in the consolidated statements of comprehensive income are as follows:

IISI and Its Subsidiaries
Revenue	$1,348
Profit	$68

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2021	2022
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2020	2021	2022	2021	2022
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$312	$421	$462	$4,337	$4,454
CHPT	$604	$588	$496	4,933	5,235
Individually immaterial subsidiaries with noncontrolling interests				2,477	2,719
				$11,747	$12,408

Summarized Financial Information Before Intercompany Eliminations	The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Current assets	$7,963	$7,249
Noncurrent assets	$2,981	$3,053
Current liabilities	$4,561	$3,714
Noncurrent liabilities	$418	$460
Equity attributable to the parent	$1,628	$1,674
Equity attributable to noncontrolling interests	$4,337	$4,454

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$27,232	$31,302	$31,602
Costs and expenses	26,797	30,715	30,958
Profit for the year	$435	$587	$644

Profit attributable to the parent	$123	$166	$182
Profit attributable to noncontrolling interests	312	421	462
Profit for the year	$435	$587	$644

Other comprehensive income attributable to the parent	$1	$2	$11
Other comprehensive income attributable to noncontrolling interests	2	5	26
Other comprehensive income for the year	$3	$7	$37

Total comprehensive income attributable to the parent	$124	$168	$192
Total comprehensive income attributable to noncontrolling interests	314	426	488
Total comprehensive income for the year	$438	$594	$680

Net cash flow from operating activities	$862	$654	$(329)
Net cash flow from investing activities	54	215	36
Net cash flow from financing activities	(687)	(690)	(826)
Effect of exchange rate changes on cash and cash equivalents	—	—	1
Net cash inflow (outflow)	$229	$179	$(1,118)

Dividends paid to noncontrolling interests	$269	$278	$371

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Current assets	$4,657	$4,406
Noncurrent assets	$4,063	$4,631
Current liabilities	$1,183	$1,087
Noncurrent liabilities	$32	$26
Equity attributable to CHI	$2,572	$2,689
Equity attributable to noncontrolling interests	$4,933	$5,235

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$4,221	$4,254	$4,434
Costs and expenses	3,301	3,360	3,673
Profit for the year	$920	$894	$761

Profit attributable to CHI	$316	$306	$265
Profit attributable to noncontrolling interests	604	588	496
Profit for the year	$920	$894	$761

Other comprehensive income (loss) attributable to CHI	$—	$(1)	$5
Other comprehensive income (loss) attributable to noncontrolling interests	—	(2)	7
Other comprehensive income (loss) for the year	$—	$(3)	$12

Total comprehensive income attributable to CHI	$316	$305	$270
Total comprehensive income attributable to noncontrolling interests	604	586	503
Total comprehensive income for the year	$920	$891	$773

Net cash flow from operating activities	$1,483	$1,090	$1,401
Net cash flow from investing activities	(533)	(519)	(1,011)
Net cash flow from financing activities	(349)	(414)	(388)
Effect of exchange rate changes on cash and cash equivalents	1	(1)	8
Net cash inflow	$602	$156	$10

Dividends paid to noncontrolling interests	$216	$259	$293